DECS TRUST IX





ANNUAL REPORT
DECEMBER 31, 2002







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  100 Church Street
  New York, New York 10007

SUMMARY INFORMATION
--------------------------------------------------------------------------------
DECS Trust IX is a Delaware business trust. It was created to issue DECS securities and to carry out the transactions described in this summary. The DECS are securities that represent all of the beneficial interest in the trust. On February 5, 2002, the trust sold 3,800,000 DECS to the public at a price of $31.58 each. With the part of the net proceeds received from the sale of the DECS, the trust purchased a portfolio of U.S. treasury securities and, with the remainder of the proceeds, it purchased prepaid forward contracts for the purchase of LaBranche & Co Inc. ("LaBranche") common stock ("Common Stock") from certain shareholders of LaBranche. These shareholders are referred to in this summary as the "sellers."

The terms of the DECS are designed to give the holders a higher current yield than they would receive by owning the Common Stock, while also giving them the chance to share in the increased value of Common Stock if its price goes up. LaBranche does not currently pay dividends on its Common Stock and has stated that it does not intend to do so, but in the future LaBranche might pay dividends that are higher than the distributions holders will receive from the trust. Holders of the DECS will receive less than they paid for their securities if the price of Common Stock is below that price when the trust terminates on or shortly after February 15, 2005 (which is referred to below as the "exchange date"), but they will receive only part of the increased value if the price of the Common Stock goes up, and then only if the price is above $37.896 per share shortly before the exchange date.

Each DECS security entitles the holder to a cash distribution of $0..5329 on each February 15, May 15, August 15 and November 15, ending on February 15, 2005. Those payments are made from maturing U.S. Treasury securities that the trust acquired when it issued the DECS.

On the exchange date, holders of the DECS will receive between 0.8333 and 1.0 shares of Common Stock for each DECS security owned. If, shortly before the exchange date, the price of the Common Stock is more than $37.896 per share, holders will receive 0.8333 shares of Common Stock, or the cash equivalent, for each DECS security owned. If the price of the Common Stock is more than $31.58 per share but less than or equal to $37.896 per share, holders will receive Common Stock worth $31.58, or the cash equivalent, for each DECS. Finally, if the price of Common Stock is $31.58 per share or less, holders will receive one share of Common Stock, or the cash equivalent, for each DECS owned. Those amounts will be adjusted if LaBranche splits its stock, pays a stock dividend, issues warrants or distributes certain types of assets or if certain other events occur.

Under their prepaid forward contracts with the trust, the sellers have the option to deliver cash to the trust instead of shares of Common Stock. If the sellers decide to deliver cash, holders will receive the cash value of the Common Stock they would have received under the sellers' contracts instead of the shares themselves. If LaBranche merges into another company or liquidates, holders may receive shares of the other company or cash instead of Common Stock on the exchange date. If a seller defaults under his prepaid forward contract with the trust, the obligations of the sellers under their contracts will be accelerated and the trust will immediately distribute to holders the Common Stock or cash received by the trust under the prepaid forward contracts plus the amount of the U.S. treasury securities then held by the trust.

The sellers may elect to deliver cash instead of the Common Stock subject to their contracts by completing an offering of securities to refinance the DECS (a "rollover offering"). The sellers may extend the exchange date under their prepaid forward contracts to May 15, 2005, but only in connection with a rollover offering. If the sellers extend the exchange date, they must deliver cash to be distributed as an additional partial distribution at the rate of $0.3516 per quarter for the period beginning on February 15, 2005 and ending on the extended exchange date. If the sellers complete a rollover offering and have extended the exchange date, the sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the extended exchange date. If the sellers have elected to extend the exchange date to May 15, 2005, the sellers will also have the option, in connection with the consummation of the rollover offering, of later accelerating the exchange date to between February 15, 2005 and May 15, 2005, in which case the sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the accelerated exchange date.

This is only a summary of certain provisions and features of the DECS and is not a complete statement of their terms. For a more complete description of the terms of these securities, you should refer to the trust's prospectus dated February 5, 2002. A copy of this prospectus may be found in the Securities and Exchange Commission's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system at http://www.sec.gov.

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                   | PricewaterhouseCoopers LLP
                                                   | 1177 Avenue of the Americas
                                                   | New York NY 10036
                                                   | Telephone (646) 471 4000
                                                   | Facsimile (646) 471 4100



                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
DECS Trust IX


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of DECS Trust IX (the "Trust") at December 31, 2002 and the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the period February 5, 2002 (commencement of operations) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
March 7, 2003

DECS TRUST IX
Statement of Assets and Liabilities
December 31, 2002
--------------------------------------------------------------------------------

ASSETS

Investments, at value (cost $110,359,474)                         $ 104,850,436
Cash                                                                      2,337
Prepaid expenses                                                        253,199
                                                                  -------------

         TOTAL ASSETS                                               105,105,972
                                                                  -------------

LIABILITIES

Unearned expense reimbursement                                          253,199
                                                                  -------------

         NET ASSETS                                               $ 104,852,773
                                                                  =============

COMPOSITION OF NET ASSETS

     DECS, no par value; 3,800,002 shares issued
       and outstanding (Note 9)                                   $ 110,361,811
     Unrealized depreciation of investments                          (5,509,038)
                                                                  -------------

         NET ASSETS                                               $ 104,852,773
                                                                  =============

         NET ASSET VALUE PER DECS
          ($104,852,773/3,800,002 SHARES OUTSTANDING)             $       27.59
                                                                  =============



   The accompanying notes are an integral part of these financial statements.

DECS TRUST IX
Schedule of Investments
December 31, 2002
----------------------------------------------------------------------------------------------------------

                                             Par             Maturity
Securities Description                      Value              Date              Cost             Value
----------------------                      -----              ----              ----             -----

UNITED STATES GOVERNMENT SECURITIES

United States Treasury STRIPS           $  2,026,000          02/15/03     $   2,020,483     $   2,022,759
United States Treasury STRIPS              2,026,000          05/15/03         2,009,497         2,017,511
United States Treasury STRIPS              2,026,000          08/15/03         1,994,562         2,010,359
United States Treasury STRIPS              2,026,000          11/15/03         1,977,815         2,004,443
United States Treasury STRIPS              2,026,000          02/15/04         1,960,097         1,998,750
United States Treasury STRIPS              2,026,000          05/15/04         1,940,712         1,988,363
United States Treasury STRIPS              2,026,000          08/15/04         1,921,301         1,980,112
United States Treasury STRIPS              2,026,000          11/15/04         1,893,708         1,967,165
United States Treasury STRIPS              2,026,000          02/15/05         1,876,248         1,954,928
                                        ------------                       -------------     -------------

                                        $ 18,234,000                          17,594,423        17,944,390
                                        ============

FORWARD PURCHASE CONTRACT:
     LaBranche & Co. Inc.
       Common Stock (See Note 8)                                              92,765,051        86,906,046
                                                                           -------------     -------------

         TOTAL                                                             $ 110,359,474     $ 104,850,436
                                                                           =============     =============



   The accompanying notes are an integral part of these financial statements.

DECS TRUST IX
Statement of Operations
For the period from February 5, 2002 (commencement
of operations) to December 31, 2002
-------------------------------------------------------------------------------------------------

INTEREST INCOME                                                                      $    500,594

EXPENSES

     Administrative fees and expenses                                $   34,282
     Legal fees                                                           8,943
     Audit fees                                                          25,000
     Accounting fees                                                     13,862
     Trustees' fees (Note 5)                                             10,732
     Other expenses                                                      18,482
                                                                     ----------

         TOTAL FEES AND EXPENSES                                        111,301

Expense reimbursement                                                  (111,301)
                                                                     ----------

         TOTAL EXPENSES - NET                                                                   -
                                                                                     ------------

         NET INVESTMENT INCOME                                                            500,594

         NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS                          (5,509,038)
                                                                                     ------------

         NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ (5,008,444)
                                                                                     ============



   The accompanying notes are an integral part of these financial statements.

DECS TRUST IX
Statement of Changes in Net Assets For the period from February 5, 2002
(commencement of operations) to December 31, 2002
-------------------------------------------------------------------------------------------

PERATIONS
     Net investment income                                                    $     500,594
     Net change in unrealized depreciation of investments                        (5,509,038)
                                                                              -------------

              NET DECREASE IN NET ASSETS
               FROM OPERATIONS                                                   (5,008,444)
                                                                              -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                         (500,594)
     Return of capital                                                           (5,732,169)
                                                                              -------------

              TOTAL DISTRIBUTIONS                                                (6,232,763)
                                                                              -------------

CAPITAL SHARE TRANSACTIONS (NOTE 9)
     Gross proceeds from sale of 3,800,000 shares                               120,004,000
       Less
         Selling commissions and offering expenses                               (3,910,120)
                                                                              -------------

              Net increase in net assets from capital share transactions        116,093,880
                                                                              -------------

              TOTAL INCREASE IN NET ASSETS FOR THE PERIOD                       104,852,673

              NET ASSETS, BEGINNING OF PERIOD                                           100
                                                                              -------------

              NET ASSETS, END OF PERIOD                                       $ 104,852,773
                                                                              =============


   The accompanying notes are an integral part of these financial statements.

DECS TRUST IX
Statement of Cash Flows
For the period from February 5, 2002 (commencement
of operations) to December 31, 2002
-----------------------------------------------------------------------------------------------

Cash flows from operating activities
     Net decrease in net assets from operations                                 $   (5,008,444)
     Adjustment to reconcile net decrease in net assets from operations to net cash used in operating activities
          Net change in unrealized depreciation of investments                       5,509,038
          Proceeds from maturities of investments                                    6,235,000
          Amortization of discount on investments                                     (500,594)
          Purchase of U.S. Treasury STRIPS                                         (23,328,829)
          Purchase of forward purchase contracts                                   (92,765,051)
                                                                                --------------

               NET CASH USED IN OPERATING ACTIVITIES                              (109,858,880)
                                                                                --------------

Cash flows provided by financing activities
     Gross proceeds from sale of shares                                            120,004,000
     Selling commission and offering expenses                                       (3,910,120)
     Distribution to shareholders                                                   (6,232,763)
                                                                                --------------

               NET CASH PROVIDED BY FINANCING ACTIVITIES                           109,861,117
                                                                                --------------

               NET INCREASE IN CASH                                                      2,237

Cash and cash equivalents
     Beginning of year                                                                     100

     End of year                                                                $        2,337
                                                                                ==============


   The accompanying notes are an integral part of these financial statements.

DECS TRUST IX
Notes to Financial Statements
December 31, 2002
--------------------------------------------------------------------------------

1.   ORGANIZATION

     DECS Trust IX ("Trust") was established on January 7, 2002 and is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In February 2002, the Trust sold DECS (each, a "DECS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for forward purchase contracts for shares of LaBranche & Co., Inc. (the "Company") common stock ("Common Stock") from existing stockholders (the "Sellers") of the Company. Each DECS represents between 0.8333 and 1.00 shares of Common Stock or cash equal to the value of those shares. The number of shares, or amount of cash, will vary, depending on the average market price of the Company's Common Stock over the twenty business days before the Exchange Date. The common stock, or its cash equivalent, is deliverable pursuant to the contract on February 15, 2005 (the "Exchange Date") but may be extended by the Sellers to any date through May 15, 2005 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with accounting principles generally accepted in the United States of America.

     VALUATION OF INVESTMENTS
     The U.S. Treasury STRIPS are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contracts are fair valued, in accordance with procedures approved by the Trustees of the Trust, at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto. The estimated value may differ significantly from the value that would have been used had a ready market for the contracts existed, and the difference could be material.

     INVESTMENT TRANSACTIONS
     Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of amortization of discount. Realized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DECS TRUST IX
Notes to Financial Statements
December 31, 2002
--------------------------------------------------------------------------------

3.   DISTRIBUTIONS

     The face amounts and maturities of U.S. Treasury STRIPS held by the Trust correspond to the amounts and payment dates of scheduled distributions to shareholders. DECS holders are entitled to receive distributions from the maturity of U.S. Treasury STRIPS of $2.1316 per annum or $0.5329 per quarter (except for the first distribution on May 15, 2002 which was $0.5744). Pursuant to the Trust Agreement, the U.S. Treasury STRIPS must be held to maturity unless termination of the Trust is accelerated in which case the U.S. Treasury STRIPS would be sold and the proceeds distributed pro rata to the shareholders. For the period ended December 31, 2002, the total distribution to shareholders was $6,232,763. The distribution includes return of capital and net investment income of $5,732,169 and $500,594, respectively.

4.   PURCHASES, SALES AND MATURITIES OF INVESTMENTS

     Purchases and maturities of U.S. Treasury STRIPS for the period ended December 31, 2002 was $23,328,829 and $6,235,000, respectively. Purchase of the forward purchase contracts during the period totaled $92,765,051. There are no sales of U.S. Treasury STRIPS or forward purchase contracts during the period ended December 31, 2002.

5.   TRUSTEES FEES

     Each of the three Trustees has been paid a one-time, up front fee of $10,800 for the services during the life of the Trust. In addition, the Managing Trustee has been paid an additional onetime, up front fee of $3,600 for serving in such capacity. The total prepaid Trustee fees of $36,000 have been paid by the Trust's Sponsor.

6.   INCOME TAXES

     The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 2002, net unrealized depreciation of investments, based on cost for Federal income tax purposes of $110,359,474, aggregated $5,509,038, consisting of gross unrealized appreciation and depreciation of investments of $349,967, and $5,859,005, respectively.

7.   EXPENSES

     The Trust's Sponsor has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the DECS a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Trust's Sponsor has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

DECS TRUST IX
Notes to Financial Statements
December 31, 2002
--------------------------------------------------------------------------------

8.   FORWARD PURCHASE CONTRACT

     The Trust has acquired and holds forward purchase contracts with existing stockholders of the Company (the "Sellers") and paid to the Sellers $92,765,051 in connection therewith. Pursuant to such contract, the Sellers are obligated to deliver to the Trust a specified number of shares of the Common Stock or, at the Sellers' option, its cash equivalent equal to the product of the Exchange Rate times the initial number of shares subject to the Sellers' contracts. The Exchange Rate will vary depending on the average market price of the Company's common stock over the twenty business days before the Exchange Date (the "Average Market Price"). The Exchange Rate will be 1 if the Average Market Price is $31.58 or less, will be .8333 if the Average Market price is more than $37.896, and will be the rate that would result in the number of shares of Common Stock that would be equal in value to $31.58 if the average Market Price is more than $31.58 but less than or equal to $37.896. The forward purchase contract is illiquid and cannot be sold by the Trust.

     Offering expenses of $310,000 were paid by the Sellers. This amount has been recorded as a reduction in the cost of the forward contract.

     The Sellers' obligations under the forward purchase contracts are collateralized by shares of LaBranche & Co., Inc. common stock which is being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 2002, the Custodian held 3,800,000 shares with an aggregate value of $101,232,000.

9.   CAPITAL SHARE TRANSACTIONS

     During the offering period, the Trust sold 3,800,000 DECS to the public and received net proceeds of $116,093,880 ($120,004,000 less sales commissions and offering expenses of $3,910,120). As of December 31, 2002, there were 3,800,002 DECS issued and outstanding.

DECS TRUST IX
Financial Highlights
For the period from February 5, 2002
(commencement of operations) to December 31, 2002
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

Net asset value, beginning of period                                   $   30.63 *

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                       0.13
Unrealized loss on investments                                             (1.45)
                                                                       ---------

NET DECREASE IN NET ASSET VALUE FROM OPERATIONS                            (1.32)
                                                                       ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                       (.13)
Return of capital                                                          (1.51)
                                                                       ---------

TOTAL DISTRIBUTIONS                                                        (1.64)
                                                                       ---------

CAPITAL SHARE TRANSACTIONS

Offering costs                                                             (0.08)

Ending net asset value                                                 $   27.59
                                                                       =========

Ending market value                                                    $   28.25 **
                                                                       =========

TOTAL INVESTMENT RETURN (2)                                                (4.88)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets:
    Before reimbursement                                                    0.12 %(1)
    After reimbursement                                                     0.00 %(1)
Ratio of net investment income to average net assets:
    Before reimbursement                                                    0.41 %(1)
    After reimbursement                                                     0.53 %(1)
Net assets, end of period (in thousands)                               $ 104,853

----------
(1)  Annualized
(2) The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.
*    Net proceeds less selling commissions ($0.95 per share).
**   Closing price on NYSE at end of year.

DECS TRUST IX
Trustee Information
--------------------------------------------------------------------------------

The following are the Trustees of DECS Trust IX together with a brief description of their principal occupations during the past five years. Each Trustee has been elected by the Trust's Sponsor and will serve as Trustee until the termination of the Trust.

Name,                           Position Held with
Address,                        registrant and               Principal Occupations
Age                             length of service            during past five years       Other Trustee Positions
---                             -----------------            ----------------------       -----------------------

Donald J. Puglisi               Managing Trustee since 2002  Managing Director,           Equity Securities Trust I,
850 Library Avenue,                                          Puglisi & Associates;        Equity Securities Trust
Suite 204                                                    MBNA America Professor of    II, Express Scripts
Newark, DE 19711                                             Business Emeritus,           Automatic Exchange
Age: 57                                                      University of Delaware       Security Trust.

William R. Latham, III          Trustee since 2002           Associate Professor of       Equity Securities Trust I,
Department of Economics                                      Economics, University of     Equity Securities Trust
University of Delaware                                       Delaware Exchange Security   II, DECS Trust IX, Express
Age: 58                                                      Trust. Newark, DE 19716      Scripts Automatic

James B. O'Neill                Trustee since 2002           Professor of Economics and   Equity Securities Trust I,
Center for Economic Education                                Director, Center for         DECS Trust IX, Express
and Entrepreneurship                                         Economic Education and       Scripts Automatic Exchange
University of Delaware                                       Entrepreneurship,            Security Trust.
Newark, DE 19716                                             University of Delaware
Age: 63

----------
None of these Trustees is an interested party of the Trust as defined in the Investment Company Act of 1940.